UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2009
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            11/13/2009
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       75

Form 13f Information Table Value Total:                  23109570
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103   288184  7082439 SH       Sole                  5890439           1192000
                                                            258857  6361677 SH       Defined 01            6361677
Berkshire Hathaway Inc. Class  COM              084670108   296738     2938 SH       Sole                     2433               505
                                                            289163     2863 SH       Defined 01               2863
CEMEX S.A.B. de C.V. ADR       COM              151290889   865642 67000119 SH       Sole                 55038545          11961574
                                                            511335 39577040 SH       Defined 01           39577040
Chesapeake Energy Corporation  COM              165167107  1423364 50118450 SH       Sole                 42129786           7988664
                                                            726943 25596576 SH       Defined 01           25596576
Dell Inc.                      COM              24702R101  1333050 87355823 SH       Sole                 72833488          14522335
                                                            751760 49263465 SH       Defined 01           49263465
Diageo Plc - ADR               COM              25243Q205    22629   368013 SH       Sole                   368013
Dillard's Inc.                 COM              254067101     2143   152000 SH       Sole                                     152000
                                                            127616  9050748 SH       Defined 01            9050748
DineEquity Inc                 COM              254423106     5925   239400 SH       Sole                   127000            112400
                                                             73708  2978100 SH       Defined 01            2978100
DIRECTV Group Inc.             COM              25459L106  1356928 49199701 SH       Sole                 41300421           7899280
                                                            723810 26244000 SH       Defined 01           26244000
Discovery Communications Inc.  COM              25470F104     1242    43000 SH       Sole                    43000
Discovery Communications Serie COM              25470F302    93007  3573088 SH       Sole                  1958088           1615000
                                                            118325  4545704 SH       Defined 01            4545704
EnCana Corporation             COM              292505104    44043   764500 SH       Sole                   764500
                                                             37446   650000 SH       Defined 01             650000
Everest Re Group Ltd.          COM              G3223R108   327621  3735696 SH       Sole                  2964900            770796
                                                            117079  1335000 SH       Defined 01            1335000
Fair Isaac Corporation         COM              303250104    17940   834800 SH       Sole                    19800            815000
                                                            152072  7076400 SH       Defined 01            7076400
Fairfax Financial Holdings Lim COM              303901102   772927  2084878 SH       Sole                  1708293            376585
                                                            436837  1178315 SH       Defined 01            1178315
FedEx Corporation              COM              31428X106   287108  3816915 SH       Sole                  3164615            652300
                                                            220442  2930629 SH       Defined 01            2930629
Ingersoll-Rand PLC             COM              G47791101   102332  3336553 SH       Sole                  2375038            961515
                                                              7703   251148 SH       Defined 01             251148
Level 3 Communications Inc.    COM              52729N100   326278 234732317 SH      Sole                190368901          44363416
                                                            270296 194457754 SH      Defined 01          194457754
Liberty Media Corp Entertainme COM              53071M500   822520 26439075 SH       Sole                 21740596           4698479
                                                            409874 13174999 SH       Defined 01           13174999
Liberty Media Corporation Inte COM              53071M104   677567 61765462 SH       Sole                 50538171          11227291
                                                            420032 38289181 SH       Defined 01           38289181
Markel Corporation             COM              570535104    92247   279689 SH       Sole                   212479             67210
                                                             94988   288000 SH       Defined 01             288000
Marriott International Inc.    COM              571903202   408442 14803975 SH       Sole                 11697885           3106090
                                                            385260 13963769 SH       Defined 01           13963769
Pioneer Natural Resources Comp COM              723787107   362228  9981475 SH       Sole                  7773975           2207500
                                                            459511 12662200 SH       Defined 01           12662200
Potlatch Corporation           COM              737630103     1223    43000 SH       Sole                                      43000
                                                             82135  2887000 SH       Defined 01            2887000
Royal Philips Electronics ADR  COM              500472303   648213 26609710 SH       Sole                 22734910           3874800
                                                            172706  7089731 SH       Defined 01            7089731
Ruddick Corporation            COM              781258108     1306    49079 SH       Sole                                      49079
                                                             82721  3107459 SH       Defined 01            3107459
Service Corporation Internatio COM              817565104     2109   300900 SH       Sole                                     300900
                                                            122960 17540716 SH       Defined 01           17540716
Symantec Corporation           COM              871503108   512392 31110648 SH       Sole                 28499986           2610662
Telephone and Data Systems Inc COM              879433100    29379   947400 SH       Sole                   841700            105700
                                                             47470  1530800 SH       Defined 01            1530800
Telephone and Data Systems Inc COM              879433860   196055  6605637 SH       Sole                  5037400           1568237
                                                            168173  5666200 SH       Defined 01            5666200
Texas Industries Inc.          COM              882491103     2288    54500 SH       Sole                                      54500
                                                            105567  2514100 SH       Defined 01            2514100
The First American Corporation COM              318522307     2169    67000 SH       Sole                                      67000
                                                            103712  3203969 SH       Defined 01            3203969
The Washington Post Company    COM              939640108    47417   101301 SH       Sole                    96115              5186
                                                            158143   337855 SH       Defined 01             337855
tw telecom inc.                COM              87311L104   113669  8451252 SH       Sole                  6038897           2412355
                                                            198154 14732670 SH       Defined 01           14732670
Walt Disney Company            COM              254687106  1124308 40943469 SH       Sole                 34069084           6874385
                                                            467783 17035082 SH       Defined 01           17035082
Wendy's/Arby's Group Inc.      COM              950587105   109725 23197597 SH       Defined 01           23197597
Willis Group Holdings Limited  COM              G96655108    70296  2491000 SH       Sole                  2115000            376000
                                                            197088  6984000 SH       Defined 01            6984000
Worthington Industries Inc.    COM              981811102     1771   127400 SH       Sole                                     127400
                                                             91476  6581000 SH       Defined 01            6581000
Yum! Brands Inc.               COM              988498101  1122827 33259095 SH       Sole                 27605971           5653124
                                                            484471 14350458 SH       Defined 01           14350458
Level 3 Communications Inc. Co CONV             52729NBM1   118699 100062000 PRN     Defined 01          100062000
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